Liquidity Risk - Summary of Sources of Wholesale Funding by Maturity (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	£ 20,958	£ 14,353
Subordinated liabilities	2,556	3,528
Wholesale fund amount		67,400
Of which: - secured	38,700	34,600
Of which: - unsecured	26,600	32,800
Santander UK Group Holdings Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	9,100
Senior unsecured - privately placed	100
Subordinated liabilities and equity (incl. AT1)	2,700
Wholesale fund amount	11,900
Other Santander UK plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	5,700
Senior unsecured - public benchmark	6,300
Senior unsecured - privately placed	1,000
Covered bonds	17,900
Subordinated liabilities and equity (incl. AT1)	1,600
Term Funding Scheme	6,300
Subordinated liabilities	1,700
Wholesale fund amount	52,200
Other Group Entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	1,200
Wholesale fund amount	65,300
Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Term Funding Scheme With Additional Incentives For SMEs	11,700
≤ 1 month
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount		1,700
Of which: - secured	400	200
Of which: - unsecured	1,800	1,500
≤ 1 month | Santander UK Group Holdings Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	700
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	700
≤ 1 month | Other Santander UK plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	700
Senior unsecured - public benchmark	400
Senior unsecured - privately placed	0
Covered bonds	0
Subordinated liabilities and equity (incl. AT1)	200
Term Funding Scheme	0
Subordinated liabilities	0
Wholesale fund amount	1,300
≤ 1 month | Other Group Entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	200
Wholesale fund amount	2,200
≤ 1 month | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Term Funding Scheme With Additional Incentives For SMEs	0
>1 and ≤ 3 months
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount		5,500
Of which: - secured	1,600	100
Of which: - unsecured	4,000	5,400
>1 and ≤ 3 months | Santander UK Group Holdings Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	0
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>1 and ≤ 3 months | Other Santander UK plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	3,700
Senior unsecured - public benchmark	0
Senior unsecured - privately placed	300
Covered bonds	0
Subordinated liabilities and equity (incl. AT1)	0
Term Funding Scheme	1,500
Subordinated liabilities	0
Wholesale fund amount	5,500
>1 and ≤ 3 months | Other Group Entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	100
Wholesale fund amount	5,600
>1 and ≤ 3 months | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Term Funding Scheme With Additional Incentives For SMEs	0
>3 and ≤ 6 months
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount		4,700
Of which: - secured	5,200	2,700
Of which: - unsecured	2,800	2,000
>3 and ≤ 6 months | Santander UK Group Holdings Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	0
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>3 and ≤ 6 months | Other Santander UK plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	1,200
Senior unsecured - public benchmark	1,600
Senior unsecured - privately placed	0
Covered bonds	3,700
Subordinated liabilities and equity (incl. AT1)	0
Term Funding Scheme	1,500
Subordinated liabilities	0
Wholesale fund amount	8,000
>3 and ≤ 6 months | Other Group Entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
Wholesale fund amount	8,000
>3 and ≤ 6 months | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Term Funding Scheme With Additional Incentives For SMEs	0
>6 and ≤ 9 months
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount		2,100
Of which: - secured	3,000	300
Of which: - unsecured	1,100	1,800
>6 and ≤ 9 months | Santander UK Group Holdings Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	1,100
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	1,100
>6 and ≤ 9 months | Other Santander UK plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	0
Senior unsecured - public benchmark	0
Senior unsecured - privately placed	0
Covered bonds	1,700
Subordinated liabilities and equity (incl. AT1)	200
Term Funding Scheme	1,000
Subordinated liabilities	0
Wholesale fund amount	2,900
>6 and ≤ 9 months | Other Group Entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	100
Wholesale fund amount	4,100
>6 and ≤ 9 months | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Term Funding Scheme With Additional Incentives For SMEs	0
>9 and ≤ 12 months
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount		8,500
Of which: - secured	200	5,800
Of which: - unsecured	1,000	2,700
>9 and ≤ 12 months | Santander UK Group Holdings Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	0
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>9 and ≤ 12 months | Other Santander UK plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	100
Senior unsecured - public benchmark	800
Senior unsecured - privately placed	100
Covered bonds	0
Subordinated liabilities and equity (incl. AT1)	0
Term Funding Scheme	0
Subordinated liabilities	0
Wholesale fund amount	1,000
>9 and ≤ 12 months | Other Group Entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	200
Wholesale fund amount	1,200
>9 and ≤ 12 months | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Term Funding Scheme With Additional Incentives For SMEs	0
Sub-total ≤ 1 year
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount		22,500
Of which: - secured	10,400	9,100
Of which: - unsecured	10,700	13,400
Sub-total ≤ 1 year | Santander UK Group Holdings Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	1,800
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	1,800
Sub-total ≤ 1 year | Other Santander UK plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	5,700
Senior unsecured - public benchmark	2,800
Senior unsecured - privately placed	400
Covered bonds	5,400
Subordinated liabilities and equity (incl. AT1)	400
Term Funding Scheme	4,000
Subordinated liabilities	0
Wholesale fund amount	18,700
Sub-total ≤ 1 year | Other Group Entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	600
Wholesale fund amount	21,100
Sub-total ≤ 1 year | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Term Funding Scheme With Additional Incentives For SMEs	0
>1 and ≤ 2 years
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount		16,600
Of which: - secured	5,300	11,500
Of which: - unsecured	2,600	5,100
>1 and ≤ 2 years | Santander UK Group Holdings Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	1,200
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	800
Wholesale fund amount	2,000
>1 and ≤ 2 years | Other Santander UK plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	0
Senior unsecured - public benchmark	600
Senior unsecured - privately placed	0
Covered bonds	1,700
Subordinated liabilities and equity (incl. AT1)	900
Term Funding Scheme	2,300
Subordinated liabilities	0
Wholesale fund amount	5,500
>1 and ≤ 2 years | Other Group Entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	400
Wholesale fund amount	7,900
>1 and ≤ 2 years | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Term Funding Scheme With Additional Incentives For SMEs	0
>2 and ≤ 5 years
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount		18,500
Of which: - secured	18,600	10,400
Of which: - unsecured	9,600	8,100
>2 and ≤ 5 years | Santander UK Group Holdings Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	4,800
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	1,500
Wholesale fund amount	6,300
>2 and ≤ 5 years | Other Santander UK plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	0
Senior unsecured - public benchmark	2,600
Senior unsecured - privately placed	200
Covered bonds	6,400
Subordinated liabilities and equity (incl. AT1)	300
Term Funding Scheme	0
Subordinated liabilities	500
Wholesale fund amount	21,700
>2 and ≤ 5 years | Other Group Entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	200
Wholesale fund amount	28,200
>2 and ≤ 5 years | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Term Funding Scheme With Additional Incentives For SMEs	11,700
>5 years
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount		9,800
Of which: - secured	4,400	3,600
Of which: - unsecured	3,700	£ 6,200
>5 years | Santander UK Group Holdings Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	1,300
Senior unsecured - privately placed	100
Subordinated liabilities and equity (incl. AT1)	400
Wholesale fund amount	1,800
>5 years | Other Santander UK plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	0
Senior unsecured - public benchmark	300
Senior unsecured - privately placed	400
Covered bonds	4,400
Subordinated liabilities and equity (incl. AT1)	0
Term Funding Scheme	0
Subordinated liabilities	1,200
Wholesale fund amount	6,300
>5 years | Other Group Entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
Wholesale fund amount	8,100
>5 years | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Term Funding Scheme With Additional Incentives For SMEs	£ 0